Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents assets measured at fair value on a recurring basis as of September 30, 2025 and 2024:

	Fair Value
2025	Level 1	Level 2	Level 3	Total
Mutual funds	$26,730,520	$—	$—	$26,730,520
Bancorp common stock	13,048,156	—	—	13,048,156
Total	$39,778,676	$—	$—	$39,778,676

2024
Mutual funds	$23,156,535	$—	$—	$23,156,535
Bancorp common stock	11,903,104	—	—	11,903,104
Total	$35,059,639	$—	$—	$35,059,639